Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 11,784	$ 11,602	$ 11,147	$ 11,296	$ 11,568	$ 10,587	$ 10,604	$ 10,148	$ 9,837	$ 9,881	$ 9,575
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 11,655	11,537	11,136	11,357	11,694	10,753	10,838	10,430	10,159	10,271	10,000
Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 1,256,262	1,234,173	1,183,268	1,196,448	1,222,540	1,116,562	1,115,869	1,065,661	1,030,997	1,033,871	1,000,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,341	12,193	11,823	11,793	12,344	11,700	11,266	10,691	10,414	10,398	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,341	12,193	11,823	11,793	12,344	11,700	11,266	10,691	10,414	10,398	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 1,234,135	1,219,266	1,182,301	1,179,256	1,234,427	1,169,979	1,126,616	1,069,053	1,041,365	1,039,761	1,000,000
Bloomberg New Jersey Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg New Jersey Municipal Bond Index
Account Value	$ 13,366	13,164	12,690	12,540	13,119	11,925	11,707	10,972	10,432	10,380	10,000
Bloomberg New Jersey Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg New Jersey Municipal Bond Index
Account Value	$ 13,366	13,164	12,690	12,540	13,119	11,925	11,707	10,972	10,432	10,380	10,000
Bloomberg New Jersey Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg New Jersey Municipal Bond Index
Account Value	$ 1,336,620	$ 1,316,388	$ 1,268,994	$ 1,254,023	$ 1,311,916	$ 1,192,499	$ 1,170,742	$ 1,097,207	$ 1,043,198	$ 1,037,990	$ 1,000,000